RELATED PARTIES TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Loans to Related Parties [Roll Forward]
Beginning balance	$ 5,618
Additions	810
Deductions	(3,175)
Ending balance	3,253
Loans 90 days past due	$ 0